Subsequent Event - Additional Information (Details) - USD ($) $ in Thousands			9 Months Ended
	Oct. 28, 2024	Oct. 15, 2024	Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [line items]
Ownership stake			100.00%
Subsequents Events [member]
Disclosure of non-adjusting events after reporting period [line items]
Method used to account for investments in joint ventures		GM has agreed to extend its existing Offtake Agreement for up to 100% of production volumes from Phase 1 of Thacker Pass to 20 years to support the expected maturity of the DOE Loan. Upon closing of the JV, GM will also enter into an additional 20-year offtake agreement for up to 38% of Phase 2 production volumes and will retain its existing ROFO on the remaining Phase 2 production volumes.
Subsequents Events [member] | U S Department of Energy [member]
Disclosure of non-adjusting events after reporting period [line items]
Letter of credit facility	$ 195
Repayment of loan commitments	2,260,000
Additional fee	5,000
Financial advisory fees	$ 7,500
Subsequents Events [member] | GM Investment Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Joint ventures transaction with cash and letter of credit		$ 625,000
Ownership stake		38.00%